Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2022
Revenues:
Total Revenue	$ 345,523	$ 226,907	$ 966,515	$ 622,667
Cost of revenues
Total Cost of revenue	(185,654)	(86,435)	(478,436)	(237,824)
Gross profit	159,869	140,472	488,079	384,843
Operating expenses
Administration fee - related party					$ 120,000	$ 100,000
General and administrative					1,124,516	589,646
General and administrative expenses	(487,394)	(570,043)	(2,271,325)	(1,888,900)
Impairment of convertible note receivable – related party, and investment in associate, related party			(42,328)
Impairment loss on goodwill			(323,864)
Total operating expenses	(487,394)	(570,043)	(2,637,517)	(1,888,900)	1,244,516	689,646
Other income (expense)
Investment income earned on cash and marketable securities held in Trust Account					2,215,619	990,110
Other income	68,473	331,041	236,873	1,905,445
Interest expense	(18,451)		(55,279)
Unrealized gain (loss) on related party transactions	114,689	(2,521)	99,616
Loss on equity method investment, related party		(9,956)	(14,744)	(73,601)
Unrealized loss on convertible note receivable – related party	(374,329)		(394,331)
Total Other Income	(209,618)	318,564	(127,865)	1,831,844	2,215,619	990,110
Loss before provision for income taxes	(537,143)	(111,007)	(2,277,303)	327,787	971,103	300,464
Provision for income taxes		(45,124)		(375,004)	(422,230)	(186,923)
Net loss	(537,143)	(156,131)	(2,277,303)	(47,217)	548,873	113,541
Less: Net income attributable to the non-controlling interests	11,349	1,559	(4,050)	3,759
Net loss attributable to common shareholders	(548,492)	(157,690)	(2,273,253)	(50,976)	548,873	113,541
Other Comprehensive Income, Net of Tax:
Foreign currency translation adjustments	(28,118)	(68,061)	(92,546)	6,294
Foreign currency translation adjustment to non-controlling interests	134		134
Total Other Comprehensive Income, Net of Tax:	(27,984)	(68,061)	(92,412)	6,294
Comprehensive (loss) income attributable to common stockholders
Comprehensive Loss	(576,610)	(225,751)	(2,365,799)	(44,682)
Comprehensive income / (loss) attributable to non-controlling interests
Foreign currency translation adjustment	134		134
Total Comprehensive income / (loss) attributable to non-controlling interests	11,483	1,559	$ (3,916)	$ 3,759
Common Class A [Member]
Other income (expense)
Net loss					$ 388,396	$ 88,130
Loss per common share
Net loss per common share - basic					$ 0.07	$ 0.01
Net loss per common share - diluted					$ 0.07	$ 0.01
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic					5,218,670	7,478,425
Weighted average number of shares of common stock outstanding - diluted					5,218,670	7,478,425
Common Class B [Member]
Other income (expense)
Net loss					$ 160,477	$ 25,357
Loss per common share
Net loss per common share - basic					$ 0.07	$ 0.01
Net loss per common share - diluted					$ 0.07	$ 0.01
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic					2,156,250	2,156,250
Weighted average number of shares of common stock outstanding - diluted					2,156,250	2,156,250
Common Stock [Member]
Other income (expense)
Net loss
Loss per common share
Net loss per common share - basic	$ (0.03)	$ (0.06)	$ (0.14)	$ (0.02)
Net loss per common share - diluted	$ (0.03)	$ (0.06)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic	16,682,451	10,000	15,904,087	10,000
Weighted average number of shares of common stock outstanding - diluted	16,682,451	10,000	15,904,087	10,000
Common Stock [Member] | Common Class A [Member]
Other income (expense)
Net loss
Loss per common share
Net loss per common share - basic		$ (0.06)	$ (0.14)	$ (0.02)
Net loss per common share - diluted		$ (0.06)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic		473,750	13,832	473,750
Weighted average number of shares of common stock outstanding - diluted		473,250	13,832	473,750
Common Stock [Member] | Common Class B [Member]
Other income (expense)
Net loss
Loss per common share
Net loss per common share - basic		$ (0.06)	$ (0.14)	$ (0.02)
Net loss per common share - diluted		$ (0.06)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding
Weighted average number of shares of common stock outstanding - basic		2,156,250	62,956	2,156,250
Weighted average number of shares of common stock outstanding - diluted		2,156,250	62,956	2,156,250
Membership [Member]
Revenues:
Total Revenue				$ 12,583
Cost of revenues
Total Cost of revenue		(1,147)		(13,837)
Non Membership [Member]
Revenues:
Total Revenue	345,523	226,907	966,515	610,084
Cost of revenues
Total Cost of revenue	$ (185,654)	$ (85,288)	$ (478,436)	$ (223,987)